Intangible Assets and Liabilities - Intangible assets, Favorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 78,716
Ending balance	60,431	$ 78,716
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	211,644	195,854	$ 83,716
Additions/ (Amortization)	0	15,790	112,138
Ending balance	211,644	211,644	195,854
Accumutaled Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(132,928)	(95,432)	(81,716)
Additions/ (Amortization)	(18,285)	(37,496)	(13,716)
Ending balance	(151,213)	(132,928)	(95,432)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	78,716	100,422	2,000
Additions/ (Amortization)	(18,285)	(21,706)	98,422
Ending balance	$ 60,431	$ 78,716	$ 100,422